Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Best estimate of future payments for guarantee obligations

	December 31,
	2018	2017
	Maximum potential
($ in millions)	payments(1)
Performance guarantees	1,584	1,775
Financial guarantees	10	17
Indemnification guarantees	64	72
Total	1,658	1,864
(1)	Maximum potential payments include amounts in both continuing and discontinued operations

Provisions for warranties

($ in millions)	2018	2017	2016
Balance at January 1,	909	815	763
Net change in warranties due to acquisitions and divestments	41	30	—
Claims paid in cash or in kind	(307)	(243)	(248)
Net increase in provision for changes in estimates, warranties issued	341	234	327
Exchange rate differences	(36)	73	(27)
Balance at December 31,	948	909	815